INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 10,029	$ 6,077
Research and development	3,504	3,345
Share-based compensation	3,061	2,125
Lease liabilities	3,273	1,514
Other temporary differences mainly relating to reserve and allowances	1,047	1,142
Deferred tax assets, before valuation allowance	20,914	14,203
Valuation allowance	(3,676)	(2,119)
Right of use assets	(2,835)	(1,261)
Intangible assets	(5,886)	(6,643)
Deferred tax liability, before valuation allowance	(8,721)	(7,904)
Total deferred tax assets, net	8,517	4,180
Long term deferred tax asset (liability), net	3,122	722
Long term deferred tax asset, net	5,395	3,458
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset (liability), net	3,122	722
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	$ 5,395	$ 3,458